Note 10 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	For the Year Ended
	December 31,
	2024	2023

Revenues	$20,115,900	$15,078,316
Less:
Direct materials	5,067,217	4,334,226
Other direct product costs (a)	2,234,975	2,139,251
Gross Profit	12,813,708	8,604,839
Operating Expenses:
Research and development	9,707,128	10,282,635
Sales and marketing	6,251,254	5,677,141
General and administrative	5,618,389	5,569,654
Total operating expenses	21,576,771	21,529,430

Segment Operating Loss	(8,763,063)	(12,924,591)

Total Other Expense	(1,989,975)	(3,041,703)
Net Loss	$(10,753,038)	$(15,966,294)